RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest income (expense), net	$ (556,000,000)	$ (351,000,000)	$ (1,016,000,000)	$ (699,000,000)
Brookfield credit agreements
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	1,000,000,000		1,000,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	0		0		$ 0
Current borrowings	0		0		0
Interest income (expense), net	$ 0	2,000,000	0	4,000,000
Partnership commitment agreement, maximum amount			$ 1,500,000,000
Fixed preferential cumulative distribution percentage	6.00%		6.00%
Outstanding subscription amount	$ 0		$ 0
Base management fee expense	23,000,000	23,000,000	47,000,000	41,000,000
Dividends recognised as distributions to owners	$ 0	$ 79,000,000	$ 0	$ 79,000,000
Parent company | LIBOR or bankers' acceptance rate
Disclosure of transactions between related parties [line items]
Basis spread on variable rate	1.50%		1.50%
Mortgage insurer
Disclosure of transactions between related parties [line items]
Contractual capital commitments	$ 9,000,000		$ 9,000,000		$ 50,000,000
Service period					2 years